FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-00972
SERIES ID:                                              S000010903
CLASS (CONTRACT) ID:                                    C000030212

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PROGRESSIVE CAPITAL
                                                        ACCUMULATION TRUST

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 579 PLEASANT STREET
                                                        SUITE 4
                                                        PAXTON, MA 01612

NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF FISCAL YEAR END:                                DECEMBER 31, 2005
DATE OF REPORTING PERIOD:                               DECEMBER 31, 2005




ITEM 1. REPORT TO SHAREHOLDERS

A copy of the Registrant's Annual Report that was transmitted to shareholders can be found below.

          ============================================================



                                   PROGRESSIVE
                                    CAPITAL
                                  ACCUMULATION
                                      TRUST






          ============================================================

                                  ANNUAL REPORT

          ============================================================





                                DECEMBER 31, 2005

          ============================================================

  Comparison of the Change in Value of a $10,000 Investment in the Progressive
         Capital Accumulation Trust and the Standard & Poor's 500 Index


                              GRAPHIC PLOT POINTS

DATE                    TRUST VALUE             S&P500 VALUE
DECEMBER 31, 1995       $10,000.00              $10,000.00
DECEMBER 31, 1996       $11,505.42              $12,026.37
DECEMBER 31, 1997       $13,005.38              $15,755.36
DECEMBER 31, 1998       $15,528.18              $19,957.30
DECEMBER 31, 1999       $19,581.36              $23,854.17
DECEMBER 31, 2000       $18,772.08              $21,435.55
DECEMBER 31, 2001       $16,026.86              $18,639.78
DECEMBER 31, 2002       $12,854.60              $14,284.42
DECEMBER 31, 2003       $15,364.52              $18,052.70
DECEMBER 31, 2004       $15,992.00              $19,676.26
DECEMBER 31, 2005       $15,695.69              $20,266.75


The results shown above should not be considered predictive of future returns.

-------------------------------------------------------------------------------

                     Progressive Capital Accumulation Trust
                           Average Annual Total Return
    ========================================================================

                      1 Year      5 Year      10 Year

                     (1.85%)      (3.52%)      4.61%

    ========================================================================

 ------------------------------------------------------------------------------
 The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions.

 The results shown above should not be considered predictive of future returns.
 ------------------------------------------------------------------------------

To Our Shareholders,

The pace of economic growth, which was particularly strong during the last few months of 2005, appears to be moderating as we enter 2006. Rising interest rates, the disinclination of oil prices to stay below $60, weakness in the automobile, airline and technology sectors, and the increasing risk of a consumer spending slowdown coming from the housing sector could result in an overall slow growth environment in the coming year. A major part of the economy's growth in 2005 came from the housing sector via mortgage refinancing cash-outs and the wealth effect. The consumer, already in a position of negative Personal Saving Rate, could find it difficult to consume at the same pace with a slowdown in refinancing and little help coming from fiscal stimulus.

The inflationary and deflationary pressures that have been in place in 2005 are likely to continue in 2006. On one hand, the global economy should not reflate on a secular basis as long as China is a growth story and is expanding capacity. On the other hand, commodity prices and raw material prices should keep on rising, although more slowly than in 2005. Interest rates, in response to the perceived greater risks of inflation, have been rising. Fed funds have recently reached 4.25%, the yield curve has become flat and monetary policy is no longer accommodative.

The economic picture has remained globally positive outside the US. China should again contribute to one quarter of overall growth in 2006, and even with growing foreign direct investment and positive leading indicators, Chinese authorities are willing to continue to loosen monetary policy. This strong showing is also present in other Asian countries, and has led to higher inflation. The slow response of Asian Central Banks has already translated into falling real interest rates. Europe is slowly recovering. Structural changes like greater flexibility should help competitiveness and a relatively high saving rate should prevent higher interest rates from hurting consumption too badly. In Japan, the trade boom with China and the reappearance of housing inflation has fuelled an impressive recovery. Policy makers are extending the period of easy financial conditions, strengthening the chances of getting the economy onto a sustainable higher growth path.

Led by strong gains in the energy sector, corporate earnings continued to increase at an average double-digit percentage rate in 2005. A slowdown in earnings growth is expected for 2006, as rising costs prove to be difficult to transfer to selling prices, thereby pressuring margins. But globalization and the resulting competition is also providing commercial opportunities and is stimulating productivity gains.

The stock market produced a mixed picture in 2005 allowing stock multiples to decline and indicating evidence that stocks are more correctly valued. This has reinforced our conviction to keep our exposure to stocks around 75% in the Trust. The Trust declined 1.85 % in 2005, versus an increase of 3.00% for the S&P500. Energy stocks clearly outperformed the overall market. We continue to focus on good quality stocks, with an international exposure or a leadership position in the US market.


Sincerely,

Alain Jaspard, Portfolio Manager

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


Assets:
Investments at quoted market value (cost $5,500,035;
 see Schedule of Investments, Notes 1, 2, & 6).......    $ 6,590,279
Cash ................................................        191,094
Dividends and interest receivable....................         11,872
                                                         -----------
    Total assets.....................................      6,793,245
                                                         -----------

Liabilities:
Accrued expenses and other liabilities (Notes 3 & 4).         45,072
                                                         -----------
    Total liabilities................................         45,072
                                                         -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00
 par value, amount paid in on 374,627 shares
 outstanding) (Note 1)...............................      5,956,799
Accumulated undistributed net investment income
 (Note 1)............................................        849,617
Accumulated realized loss from security transactions,
net (Notes 1 & 2)....................................     (1,148,487)
Net unrealized appreciation in value of investments
(Note 2).............................................      1,090,244
                                                         -----------
    Net assets (equivalent to $18.01 per share, based
on 374,627 capital shares outstanding)...............    $ 6,748,173
                                                         ===========



   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 2005


Income:
 Dividends...........................................    $    66,395
 Interest............................................         39,113
                                                         -----------
    Total income.....................................        105,508
                                                         -----------

Expenses:
 Management fees, net (Note 3).......................         48,762
  Legal fees.........................................         38,000
 Pricing and bookkeeping fees (Note 4)...............         18,500
  Audit and accounting fees..........................         13,560
 Transfer fees (Note 4)..............................         12,000
  Regulatory filing expense..........................          2,850
  Insurance expense..................................          2,068
 Custodian fees......................................          2,756
 Trustees' fees and expenses.........................          1,508
 Other expenses......................................          7,213
                                                         -----------
    Total expenses...................................        147,217
                                                         -----------

Net investment loss..................................        (41,709)
                                                         -----------
Realized and unrealized gain (loss) on investments:
  Realized gain on investments-net...................         43,756
  Decrease in net unrealized appreciation in
   investments.......................................       (126,092)
                                                         -----------
    Net loss on investments..........................        (82,336)
                                                         -----------
Net decrease in net assets resulting from operations.    $  (124,045)
                                                         ===========


  The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS



                                               Year Ended     Year Ended
                                               December 31,   December 31,
                                               2005           2004
                                             ----------------------------
From operations:
 Net investment loss ....................    $   (41,709)    $   (60,291)
 Realized gain (loss) on investments, net         43,756        (251,839)
 (Decrease) increase in net unrealized
  appreciation in investments............       (126,092)        567,826
                                             ------------    ------------
    Net (decrease) increase in net assets
     resulting from operations...........       (124,045)        255,696
                                             ------------    ------------
Distributions to shareholders:
  From net investment income ............         --              --
  From net realized gain on investments..         --              --
    Total distributions to shareholders..         --              --
                                             ------------    ------------

From capital share transactions:
                        Number of Shares
                         2005      2004
                       --------- --------
 Proceeds from sale of
  shares..............  12,411    33,423         222,923         600,548
 Shares issued to
  shareholders in
  distributions
  reinvested..........    --        --             --              --
 Cost of shares
  redeemed............ (3,279)   (18,686)        (58,400)       (332,673)
                       --------- --------    ------------    ------------
  Increase in net
  assets resulting
from capital
  share transactions..  9,132     14,737         164,523         267,875
                       ========= ========    ------------    ------------

Net increase in net assets...............         40,478         523,571
Net assets:
  Beginning of period....................      6,707,695       6,184,124
                                             ------------   -------------
  End of period (including undistributed
   net investment income of $849,617 and
        $891,327, respectively)..........   $  6,748,173    $  6,707,695
                                            =============   =============



  The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                              FINANCIAL HIGHLIGHTS
                (for a share outstanding throughout each period)


                                  Year Ended December 31,
                        2005      2004     2003     2002     2001
                      -----------------------------------------------

Investment income
(loss)...............  $ 0.43    $ 0.17   $ 0.59   $ 0.05  $ (0.09)
Expenses, net........    0.60      0.32     1.13     0.09    (0.13)
                      -----------------------------------------------
Net investment income
(loss)...............   (0.17)    (0.15)   (0.54)   (0.04)    0.04
Net realized and
 unrealized (loss) gain
 on investments......   (0.17)     0.87     3.42    (3.60)   (3.19)

Distributions to shareholders:
  From net investment
   income.............    --        --       --       --       --
  From net realized
   gain on
   investments........    --        --       --       --       --
                      -----------------------------------------------
Net (decrease)
increase                (0.34)     0.72     2.88    (3.64)   (3.15)
 in net asset value..
Net asset value:
 Beginning of period.   18.35     17.63    14.75    18.39    21.54
                      -----------------------------------------------
 End of period....... $ 18.01   $ 18.35  $ 17.63   $14.75   $18.39
                      ===============================================

Total Return.........   (1.85%)    4.08%   19.53%  (19.79)% (14.62)%
Ratio of expenses to
 average net assets..    2.25%     1.96%    1.95%    1.92%    1.64%
Ratio of net investment
 income to average
 net assets..........   (0.64)%   (0.95)%  (0.93)%  (0.87)%  (0.50)%
Portfolio turnover...    0.06      0.04     0.06     0.13     0.05
Average commission
 rate paid...........    0.0100    0.0597   0.0544   0.0563   0.0473
Number of shares out-
 standing at end of
 period..............    374,627  365,494  350,757   294,232  303,313



  The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005



                                                           Value
 Quantity                                                 (Note 1)

COMMON STOCKS - 78.58%
         Air Transport Industry -- 2.60%
 1,700   Fedex Corporation............................ $     175,763
                                                       -------------

         Bank Industry -- 3.57%
 3,000   Bank of New York Company Incorporated........        95,550
 2,983   Citigroup Incorporated.......................       144,765
                                                       -------------
                                                             240,315
                                                       -------------

         Biotechnology Research & Development
         Industry -- 0.53%
 1,500   Biovail Corporation..........................        35,595
                                                       -------------

         Chemical (Basic) Industry -- 1.07%
 1,700   Du Pont......................................        72,250
                                                       -------------

         Chemical (Specialty) Industry -- 3.45%
 4,400   Praxair Incorporated.........................       233,024
                                                       -------------

         Computer & Peripherals Industry -- 0.58%
 2,900   EMC Corporation/Mass*........................        39,498
                                                       -------------

         Computer Networks Industry -- 1.20%
 3,000   Network Appliance Incorporated*..............        81,000
                                                       -------------

         Computer Software & Services Industry --
         3.53%
 2,000   Automatic Data Processing Incorporated.......        91,800
 1,200   Computer Sciences Corporation*...............        60,768
 7,000   Oracle Corporation*..........................        85,470
                                                       -------------
                                                             238,038
                                                       -------------


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                           Value
 Quantity                                                 (Note 1)

         Diversified Company Industry -- 3.70%
    66   Berkshire Hathaway Incorporated Class B*.....       193,743
 1,000   Danaher Corporation..........................        55,780
                                                       -------------
                                                             249,523
                                                       -------------

         Drug Industry -- 4.34%
 1,500   Amgen Incorporated*..........................       118,290
 7,500   Pfizer Incorporated..........................       174,900
                                                       -------------
                                                             293,190
                                                       -------------

         Electrical Equipment Industry -- 8.06%
 4,000   Emerson Electric Company.....................       298,800
 7,000   General Electric Company.....................       245,350
                                                       -------------
                                                             544,150
                                                       -------------

         Electronics Industry -- 2.44%
 2,800   Canon Incorporated ADR.......................       164,724
                                                       -------------

         Entertainment Industry -- 0.77%
 3,000   Time Warner Incorporated.....................        52,320
                                                       -------------

         Food Processing Industry -- 1.79%
 4,168   Tootsie Roll Industries Incorporated.........       120,580
                                                       -------------

         Food Services Industry -- 0.63%
 5,620   Koninklijke Ahold ADR*.......................        42,319
                                                       -------------

         Food Wholesalers Industry - 3.68%
 8,000   Sysco Corporation............................       248,400
                                                       -------------

         Household Products Industry -- 3.43%
 4,000   Procter & Gamble Company.....................       231,520
                                                       -------------



* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                           Value
 Quantity                                                 (Note 1)

         Insurance (Diversified) Industry -- 3.54%
 3,500   American International Group.................       238,805
                                                       -------------

         Insurance (Life) Industry -- 2.41%
 3,500   AFLAC Incorporated...........................       162,470
                                                       -------------

         Investment Company (Biotech) Industry --
         4.17%
 1,400   Biotech Holders Trust*.......................       281,078
                                                       -------------

         Medical Supplies Industry - 5.58%
 3,200   Abbott Laboratories..........................       126,176
 1,100   Bard C R Inc.................................        72,512
 4,000   Stryker Corporation..........................       177,720
                                                       -------------
                                                             376,408
                                                       -------------

         Newspaper Industry -- 0.88%
 2,250   New York Times Company Class A...............        59,512
                                                       -------------

         Office Equipment & Supplies Industry --
         2.80%
 8,325   Staples Incorporated.........................       189,061
                                                       -------------

         Pharmaceutical Research and Development
         Industry -- 0.20%
   320   Hospira Incorporated*........................        13,690
                                                       -------------

         Retail Building Supply Industry -- 3.27%
 5,450   Home Depot Incorporated......................       220,616
                                                       -------------

         Retail Store Industry -- 4.19%
 6,250   Dollar General...............................       119,187
 3,500   Wal-Mart Stores Incorporated.................       163,800
                                                       -------------
                                                             282,987
                                                       -------------


* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2005

                                   (Continued)

                                                           Value
 Quantity                                                 (Note 1)

         Semiconductor Industry - 1.48%
 4,000   Intel Corporation............................        99,840
                                                       -------------

         Semiconductor Capital Equipment Industry
         -- 0.95%
 1,300   KLA-Tencor Corporation.......................        64,129
                                                       -------------

         Telecommunication Equipment Industry --
         1.82%
 1,119   Agilent Technologies Incorporated*...........        37,252
 5,000   Cisco Systems Incorporated*..................        85,600
                                                       -------------
                                                             122,852
                                                       -------------

         Telecommunication Services Industry --
         1.92%
 3,000   Qualcomm Incorporated........................       129,240
                                                       -------------

         Total common stocks (cost $4,212,653)........     5,302,897
                                                       -------------


UNITED STATES TREASURY BILLS - 19.08%

1,300,000Treasury Bill,3.88% yield,maturing 02/16/06
         (at cost)....................................     1,287,382
                                                       -------------

         Total investments (cost $5,500,035)...........    6,590,279
                                                       -------------

CASH & OTHER ASSETS, LESS LIABILITIES - 2.34%.........       157,894
                                                       -------------

         Total Net Assets..............................$   6,748,173
                                                       =============



* Non income producing security.

   The accompanying notes are an integral part of these financial statements.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


1. Significant accounting policies:
   On December 14, 1998, the Board of Trustees voted to change the name of the Trust from Anchor Capital Accumulation Trust to Progressive Capital Accumulation Trust. Subsequent to their vote the name change became effective January 21, 1999.
   Progressive Capital Accumulation Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America's investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day, at 4:00 pm EST or the close of the NYSE, securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of 4:00 pm EST or the close of the NYSE. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.
    Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                   (Continued)

   D. Foreign Currency - Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of investment securities, other assets and liabilities at the 4:00 p.m. Eastern Time rate of exchange at the balance sheet date.
     B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred).
    The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
    Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At December 31, 2005, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $1,613,976. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $523,732. Net unrealized appreciation in investments at December 31, 2005 was $1,090,244.

   At December 31, 2005, the Trust had capital loss carryforwards with the following expiration dates:
      2009....................................    $    21,721
      2010....................................        307,159
      2011....................................        182,667
      2012....................................        251,839
                                                  -------------
                                                  $   763,386
                                                  =============
   The Trust had post-October capital losses for the year ended December 31, 2005 of $28,049.
3. Investment advisory service agreements:
   The investment advisory contract with Progressive Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At December 31, 2005, investment advisory fees of $4,191 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. The Trust paid $48,762 in management fees for the year ended December 31, 2005.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2005


                                   (Continued)

4. Certain transactions:
   The Trust has entered into an agreement with Cardinal Investment Services, Inc. for transfer agent and dividend disbursing agent services. Annual fees for these services are $12,000. At December 31, 2005, transfer fees of $44 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
   Fees earned by Progressive Investment Management, Inc. for expenses related to daily pricing of the Trust shares and for bookkeeping services for the year ended December 31, 2005 were $18,500. At December 31, 2005, pricing and bookkeeping fees of $1,575 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
5. Related parties:
   The Chief Compliance Officer of the Trust, Mr. Christopher Y. Williams, is also the President of Cardinal Investment Services, Incorporated, the Trust's transfer agent. No amounts were paid by the Trust for his services as Chief Compliance Officer for the year ended December 31, 2005.
6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 2005 were:
    Cost of securities acquired:
      Government and investments backed by such
       securities.............................    $  5,139,650
      Other investments.......................         517,219
                                                  -------------
                                                  $  5,656,869
                                                  =============
    Proceeds from sales and maturities:
      Government and investments backed by such
       securities.............................    $  5,344,749
      Other investments.......................         327,319
                                                  -------------
                                                  $  5,672,068
                                                  =============

7. Significant Events:
   On September 19, 2005, a majority of the shareholders of the Trust approved two proposals presented at the Special Meeting of Shareholders. As a result, in January 2006, shareholder accounts with a value of less than $2,500 will be mandatorily redeemed, and as soon as practical thereafter, the Trust will abandon its registration with the U.S. Securities and Exchange Commission and continue as a privately held Massachusetts business trust.

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST

                              OFFICERS AND TRUSTEES


ERNIE BUTLER                                 Trustee
Born: June 17, 1928
Chairman, I.E. Butler Securities


SPENCER H. LE MENAGER                        Trustee
Born: January 25, 1938
President, Equity Inc.


DAVID W.C. PUTNAM                            Chairman
Born: October 8, 1939                        and Trustee
President, F.L. Putnam
Securities Company, Incorporated


CHRISTOPHER Y. WILLIAMS                      Chief Compliance Officer
Born: December 12, 1964                      and Vice President
President, Cardinal Investment Services,
Incorporated
Vice President, Progressive Investment
Management, Incorporated


DAVID Y. WILLIAMS                            President, Secretary
Born: November 24, 1930                      and Trustee
President and Director, Wincanton Partners
President and Director, Anchor Investment
Management Corporation
Vice President and Director, Progressive
Investment Management, Inc.


The business address for the each officer and trustee is 579 Pleasant Street, Suite 4, Paxton, MA 01612

                     PROGRESSIVE CAPITAL ACCUMULATION TRUST



INDEPENDENT AUDITORS' REPORT


To the Shareholders and Trustees of Progressive Capital Accumulation Trust:


We have audited the accompanying statement of assets and liabilities of Progressive Capital Accumulation Trust, a Massachusetts business trust, including the schedule of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Progressive Capital Accumulation Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                   LIVINGSTON & HAYNES, P.C.

Wellesley, Massachusetts
January 13, 2006



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                     PROGRESSIVE CAPITAL ACCUMULATION TRUST


                      INVESTMENT ADVISER AND ADMINISTRATOR
                     Progressive Investment Management, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                 TRANSFER AGENT
                       Cardinal Investment Services, Inc.
            579 Pleasant Street, Suite 4, Paxton, Massachusetts 01612
                                 (508) 831-1171

                                    CUSTODIAN
                         Investors Bank & Trust Company
                200 Clarendon Street, Boston, Massachusetts 02116

                          INDEPENDENT PUBLIC ACCOUNTANT
                            Livingston & Haynes, P.C.
                  40 Grove St., Wellesley, Massachusetts 02482

                                  LEGAL COUNSEL
                             Thorp Reed & Armstrong
                One Oxford Center, Pittsburgh, Pennsylvania 15219





  This report is submitted for the general information of shareholders of the Progressive Capital Accumulation Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Trust. The Prospectus includes more complete information about management fees and expenses. Please read the Prospectus carefully.


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ITEM 2. CODE OF ETHICS

As of the period ended December 31, 2005, Progressive Capital Accumulation Trust (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is included as an exhibit to this Form N-CSR. Any person may request without charge a copy of the Registrant's code of ethics by contacting the Trust collect at
(508) 831-1171.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is I. Ernie Butler, who is an "independent" trustee for the purposes of this Item.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)  Audit Fees

     For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees for professional services rendered by Livingston & Haynes, P.C. ("L&H"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements, totaled $11,176 and $10,510, respectively.

(b)  Audit-Related Fees

     For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees for professional services rendered by L&H for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements, other than those referenced in paragraph (a) above, totaled $0 and $0, respectively.


(c)  Tax Fees

     For the fiscal years ended  December  31, 2005 and  December 31, 2004,  the
     aggregate  fees  for  professional   services   rendered  by  L&H  for  tax
     compliance, tax advice and tax planning totaled $2,794 and $2,640, repectively.

(d)  All Other Fees

     For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate fees for professional services rendered by L&H for products and services other than those reported in subparagraphs (a) through (c) of this
     Item 4, totaled $0 and $0, respectively.

(e)  Audit Committee Procedures

     Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the audit committee has established pre-approval policies and procedures with respect to the audit, audit-related, tax, and other non-audit servies.

     The audit committee has approved 100% of the services described in this
     Item 4 (b) through (d).



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(f)  Not applicable

(g) During the Trust's fiscal years ended December 31, 2005 and December 31, 2004, the aggregate non-audit feed billed by L&H for services rendered to Progressive Investment Management, Inc.("PIMI"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with PIMI that provides ongoing services to the Trust, totaled
     $720 and $720, resprectively.

     During the Trust's fiscal years ended December 31, 2005 and December 31, 2004, the aggregate non-audit fees billed by L&H for services rendered to the Trust, totaled $2,794 and $2,640, respectively

(h) Registrant's board of trustees was made aware of the fact that the Registrant's pricipal accountant provides tax preparation services to the Registrant's investment adviser.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

This Item only applies to a registrant that is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3) and is therefore not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under
Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None


ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c0 that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.


ITEM 12. EXHIBITS

(a)  Code of Ethics

(b)  Certifications




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